Payroll and related benefits (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Payroll and Related Benefits

Million US dollar	2022	2021	2020
Wages and salaries	(4 621)	(4 734)	(4 124)
Social security contributions	(749)	(670)	(582)
Other personnel cost	(687)	(706)	(637)
Share-based payment expense	(448)	(510)	(169)
Pension expense for defined benefit plans	(154)	(176)	(218)
Pension expense for defined contribution plans	(164)	(147)	(91)

Payroll and related benefits	(6 822)	(6 944)	(5 821)

Summary of Number of Full Time Equivalents
The number of full-time equivalents can be split as follows:

	2022	2021	2020
AB InBev NV/SA (parent company)	241	214	204
Other subsidiaries	166 391	169 125	163 491

Total number of FTE	166 632	169 339	163 695